Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS SERIES TRUST IV
Entity Central Index Key	0000063068
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000124428 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	OTCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.12%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	(1.12)%	1.66%	11.25%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 12,963,583,519
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 87,122,303	[1]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Material Fund Change Strategies [Text Block]
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006505 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R4
Trading Symbol	OTCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$77	0.77%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.23%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	(1.23)%	1.54%	11.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 12,963,583,519
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 87,122,303	[2]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Material Fund Change Strategies [Text Block]
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006516 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R3
Trading Symbol	OTCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$101	1.02%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.51%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	(1.51)%	1.28%	10.85%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 12,963,583,519
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 87,122,303	[3]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Material Fund Change Strategies [Text Block]
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006515 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R2
Trading Symbol	MCPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$126	1.27%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.73%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	(1.73)%	1.03%	10.57%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 12,963,583,519
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 87,122,303	[4]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Material Fund Change Strategies [Text Block]
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006513 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class R1
Trading Symbol	OTCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$175	1.77%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑2.23%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	(2.23)%	0.53%	10.02%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 12,963,583,519
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 87,122,303	[5]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Material Fund Change Strategies [Text Block]
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006511 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	OTCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$77	0.77%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.23%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	(1.23)%	1.54%	11.12%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 12,963,583,519
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 87,122,303	[6]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Material Fund Change Strategies [Text Block]
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006510 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	OTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$175	1.77%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑2.26%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	(2.26)%	0.52%	10.01%
C with CDSC (1% for 12 months)×	(3.05)%	0.52%	10.01%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 12,963,583,519
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 87,122,303	[7]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Material Fund Change Strategies [Text Block]
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006509 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class B
Trading Symbol	OTCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$175	1.77%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑2.22%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	(2.22)%	0.52%	10.02%
B with CDSC (declining over six years from 4% to 0%)×	(5.39)%	0.24%	10.02%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 12,963,583,519
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 87,122,303	[8]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Material Fund Change Strategies [Text Block]
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006504 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	OTCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$101	1.02%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Mid Cap Growth Fund (fund) provided a total return of ‑1.50%, at net asset value. This compares with a return of 20.10% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of ‑1.16%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Stock selection within the health care sector strengthened the fund's relative performance.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Stock selection within both the energy and materials sectors held back relative performance.
    The fund's underweight position in the industrials sector also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	(1.50)%	1.28%	10.85%
A with initial sales charge (5.75%)	(7.16)%	0.09%	10.19%
Comparative Benchmark(s)
Russell 3000® Index ∆	20.10%	11.80%	14.84%
Russell Midcap® Growth Index ∆	(1.16)%	4.27%	12.06%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Jun. 10, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 12,963,583,519
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 87,122,303	[9]
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	12,963,583,519	Total Management Fee ($)#:	87,122,303
Total Number of Holdings:	105	Portfolio Turnover Rate (%):	64
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Equity sectors
Information Technology	27.4%
Health Care	20.2%
Industrials	16.9%
Communication Services	9.6%
Consumer Discretionary	8.2%
Energy	7.1%
Financials	5.1%
Materials	2.7%
Consumer Staples	0.8%
Utilities	0.8%
Real Estate	0.2%
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Natera, Inc.	3.4%
Live Nation Entertainment, Inc.	3.0%
Cloudflare, Inc., "A"	2.9%
Snowflake, Inc., "A"	2.7%
Monolithic Power Systems, Inc.	2.7%
Ascendis Pharma A.S., ADR	2.6%
Revolution Medicines, Inc.	2.5%
Take-Two Interactive Software, Inc.	2.4%
Robinhood Markets, Inc.	2.1%
Axon Enterprise, Inc.	2.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Material Fund Change Strategies [Text Block]
Effective June 10, 2026, the MFS Mid Cap Growth Fund revised its existing policy to invest at least 80% of its net assets in issuers with medium market capitalizations to reflect that the Fund will invest at least 80% of its net assets in growth companies with medium market capitalizations and expanded on the factors used to define issuers with medium market capitalizations and growth companies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006517 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® U.S. GovernmentMoney Market Fund
Class Name	MFS® U.S. GovernmentMoney Market Fund
Trading Symbol	MCMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS U.S. Government Money Market Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MFS U.S. Government Money Market Fund	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Net Assets	$ 308,123,845
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 1,278,016	[10]
Additional Fund Statistics [Text Block]	FUND STATISTICS AS OF 8/31/26
Net Assets ($):	308,123,845	Total Management Fee ($)#:	$1,278,016
Total Number of Holdings:	23
# Includes the effect of any management fee waivers, if applicable.
Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
U.S. Treasury and U.S. Government Agency Securities and Equivalents	62.3%
Repurchase Agreements, collateralized by U.S. Treasury and/or U.S. Government Agency Securities	37.7%
Composition including fixed income credit
quality
A-1+	51.6%
A-1	48.4%
Maturity breakdown
0 - 7 days	44.8%
8 - 29 days	5.5%
30 - 59 days	32.3%
60 - 89 days	8.9%
90 - 365 days	8.5%
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

Credit Ratings Selection [Text Block]
Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund did not hold unrated securities. The fund is not rated by these agencies.

C000124429 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R6
Trading Symbol	GLNNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.96%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	6.96%	0.65%	8.59%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 67,121,542
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 658,524	[11]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%

Largest Holdings [Text Block]
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%

C000107824 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R4
Trading Symbol	GLNMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.89%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	6.89%	0.57%	8.49%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 67,121,542
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 658,524	[12]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%

Largest Holdings [Text Block]
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%

C000107823 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R3
Trading Symbol	GLNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.60%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	6.60%	0.31%	8.21%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 67,121,542
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 658,524	[13]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%

Largest Holdings [Text Block]
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%

C000107822 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R2
Trading Symbol	GLNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$165	1.60%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.34%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	6.34%	0.06%	7.95%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 67,121,542
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 658,524	[14]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%

Largest Holdings [Text Block]
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%

C000107821 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class R1
Trading Symbol	GLNJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$216	2.10%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.84%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	5.84%	(0.43)%	7.40%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 67,121,542
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 658,524	[15]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%

Largest Holdings [Text Block]
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%

C000107820 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class I
Trading Symbol	GLNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$114	1.10%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.86%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	6.86%	0.55%	8.48%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 67,121,542
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 658,524	[16]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%

Largest Holdings [Text Block]
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%

C000107819 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class C
Trading Symbol	GLNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$216	2.10%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.79%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	5.79%	(0.44)%	7.41%
C with CDSC (1% for 12 months)×	4.79%	(0.44)%	7.41%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 67,121,542
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 658,524	[17]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%

Largest Holdings [Text Block]
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%

C000107818 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class B
Trading Symbol	GLNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$216	2.10%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	2.10%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Global New Discovery Fund (fund) provided a total return of 5.79%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	5.79%	(0.44)%	7.41%
B with CDSC (declining over six years from 4% to 0%)×	1.79%	(0.81)%	7.41%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 67,121,542
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 658,524	[18]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%

Largest Holdings [Text Block]
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%

C000107817 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global New Discovery Fund
Class Name	Class A
Trading Symbol	GLNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global New Discovery Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Global New Discovery Fund (fund) provided a total return of 6.58%, at net asset value. This compares with a return of 22.35% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the MSCI All Country World Small Mid Cap Index (net div), generated a return of 19.70%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and underweight positions in both the real estate and financials sectors aided relative performance.
    The fund's avoidance of the utilities sector also benefited relative returns.
  Top detractors from performance relative to the MSCI All Country World Small Mid Cap Index:
    Stock selection and an underweight position in the information technology sector weighed on the fund's relative performance.
    Stock selection within both the industrials and materials sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	6.58%	0.31%	8.21%
A with initial sales charge (5.75%)	0.45%	(0.87)%	7.57%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.35%	10.88%	12.58%
MSCI All Country World Small Mid Cap Index (net div) ∆	19.70%	7.07%	9.99%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 67,121,542
Holdings Count | Holding	111
Advisory Fees Paid, Amount	$ 658,524	[19]
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	67,121,542	Total Management Fee ($)#:	658,524
Total Number of Holdings:	111	Portfolio Turnover Rate (%):	51
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%
Issuer country weightings
United States	42.8%
Japan	12.2%
United Kingdom	9.2%
Canada	7.2%
Germany	6.0%
France	5.0%
Australia	3.6%
Norway	2.2%
Brazil	2.1%
Other Countries	9.7%

Largest Holdings [Text Block]
Top ten holdings
GFL Environmental, Inc.	1.8%
TechnipFMC PLC	1.7%
OBIC Co. Ltd.	1.7%
Cranswick PLC	1.5%
Okta, Inc.	1.5%
STERIS PLC	1.5%
Shizuoka Financial Group, Inc.	1.4%
Elis S.A.	1.4%
Euronext N.V.	1.4%
Charles River Laboratories International, Inc.	1.4%

C000159993 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	BRKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$121	1.00%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 42.83%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	42.83%	10.50%	10.21%
A with initial sales charge (5.75%)	34.62%	9.20%	9.56%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 223,531,926
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 934,444	[20]
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.85% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.85% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000159994 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class B
Trading Symbol	BRKBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$216	1.79%

Expenses Paid, Amount	$ 216
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 41.82%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	41.82%	9.68%	9.39%
B with CDSC (declining over six years from 4% to 0%)×	37.82%	9.40%	9.39%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 223,531,926
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 934,444	[21]
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000159995 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	BRKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$210	1.74%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 41.77%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	41.77%	9.67%	9.38%
C with CDSC (1% for 12 months)×	40.77%	9.67%	9.38%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 223,531,926
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 934,444	[22]
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000159996 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	BRKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$90	0.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 43.23%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	43.23%	10.77%	10.49%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 223,531,926
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 934,444	[23]
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000159997 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R1
Trading Symbol	BRKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$125	1.03%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 42.90%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	42.90%	10.50%	9.85%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 223,531,926
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 934,444	[24]
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000159998 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R2
Trading Symbol	BRKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$155	1.28%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 42.47%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	42.47%	10.21%	9.94%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 223,531,926
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 934,444	[25]
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.10% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.10% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000159999 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R3
Trading Symbol	BRKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$120	0.99%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 42.85%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	42.85%	10.50%	10.22%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 223,531,926
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 934,444	[26]
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.85% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.85% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160000 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R4
Trading Symbol	BRKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$95	0.78%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 43.25%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	43.25%	10.77%	10.50%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 223,531,926
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 934,444	[27]
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160001 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research® Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	BRKVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$89	0.73%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Blended Research Emerging Markets Equity Fund (fund) provided a total return of 43.33%, at net asset value. This compares with a return of 39.25% for the fund’s benchmark, the MSCI Emerging Markets Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI Emerging Markets Index:
    Security selection and an underweight position in the information technology sector contributed to the fund's relative performance.
    Stock selection within the industrials, financials and energy sectors also supported relative results.
  Top detractors from performance relative to the MSCI Emerging Markets Index:
    Stock selection within the materials sector held back relative performance.
    Stock selection and an overweight position in the communication services sector further weighed on the fund's relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	43.33%	10.87%	10.58%
Comparative Benchmark(s)
MSCI Emerging Markets Index (net div) ∆	39.25%	8.18%	9.29%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Mar. 01, 2026
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 223,531,926
Holdings Count | Holding	140
Advisory Fees Paid, Amount	$ 934,444	[28]
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	223,531,926	Total Management Fee ($)#:	934,444
Total Number of Holdings:	140	Portfolio Turnover Rate (%):	80
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%
Issuer country weightings
Taiwan	26.5%
South Korea	21.4%
China	21.0%
India	9.7%
Brazil	4.7%
South Africa	2.9%
Mexico	1.7%
Greece	1.7%
United Arab Emirates	1.6%
Other Countries	8.8%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	13.9%
Samsung Electronics Co. Ltd.	5.9%
SK hynix, Inc.	5.1%
Tencent Holdings Ltd.	3.3%
China Construction Bank Corp.	2.3%
Hon Hai Precision Industry Co. Ltd.	2.0%
Samsung Electronics Co. Ltd.	1.9%
MediaTek, Inc.	1.8%
KB Financial Group, Inc.	1.8%
Alibaba Group Holding Ltd.	1.8%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.54% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective March 1, 2026, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.45% up to $5 billion; and 0.40% in excess of $5 billion.
Effective March 1, 2026, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.54% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160019 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class R6
Trading Symbol	BRXVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.42%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R6 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 33.07%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	33.07%	13.30%	11.81%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 6,166,200,342
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 12,017,420	[29]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.43% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.43% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160018 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class R4
Trading Symbol	BRXUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$58	0.50%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R4 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 32.93%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	32.93%	13.21%	11.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r4 for more recent performance information.
Net Assets	$ 6,166,200,342
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 12,017,420	[30]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R4 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160017 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class R3
Trading Symbol	BRXTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$88	0.76%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R3 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 32.63%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	32.63%	12.92%	11.42%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r3 for more recent performance information.
Net Assets	$ 6,166,200,342
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 12,017,420	[31]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.77% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R3 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.77% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160016 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class R2
Trading Symbol	BRXSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R2 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 32.25%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	32.25%	12.65%	11.15%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r2 for more recent performance information.
Net Assets	$ 6,166,200,342
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 12,017,420	[32]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.02% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R2 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.02% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160015 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class R1
Trading Symbol	BRXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$174	1.50%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class R1 shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 31.68%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	31.68%	12.08%	10.60%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r1 for more recent performance information.
Net Assets	$ 6,166,200,342
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 12,017,420	[33]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class R1 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160014 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class I
Trading Symbol	BRXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$58	0.50%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class I shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 32.97%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	32.97%	13.22%	11.71%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 6,166,200,342
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 12,017,420	[34]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160013 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class C
Trading Symbol	BRXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$174	1.50%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class C shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 31.61%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	31.61%	12.09%	10.60%
C with CDSC (1% for 12 months)×	30.61%	12.09%	10.60%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 6,166,200,342
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 12,017,420	[35]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class C shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160012 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class B
Trading Symbol	BRXBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$174	1.50%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class B shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 31.57%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	31.57%	12.08%	10.59%
B with CDSC (declining over six years from 4% to 0%)×	27.57%	11.83%	10.59%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 6,166,200,342
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 12,017,420	[36]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.52% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000160011 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Blended Research®International Equity Fund
Class Name	Class A
Trading Symbol	BRXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Blended Research International Equity Fund for the period of September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$87	0.75%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended August 31, 2026, Class A shares of the MFS Blended Research International Equity Fund (fund) provided a total return of 32.58%, at net asset value. This compares with a return of 27.35% for the fund’s benchmark, the MSCI All Country World (ex-US) Index (net div).
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event distressed markets as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports. During the period, renewed focus on defense and infrastructure spending brightened the economic outlook in Europe while in Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high globally.
  While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration began deploying other authorities to largely replace the ones that were ruled unconstitutional.
  Higher energy prices and the lingering impact from tariffs kept inflation elevated in the US, prompting the Federal Reserve to end its easing cycle. Both the European Central Bank and the Bank of Japan raised rates toward the end of the period.
  In fixed income markets, previously range-bound global bond yields climbed following the February 2026 onset of the conflict in the Middle East and as investors appeared to price in greater fiscal and monetary uncertainty. During the Iran war, global credit spreads widened modestly before stabilizing near pre-conflict levels, supported by strong demand and resilient underlying fundamentals. Similarly, US rate volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index) rose from intra-period lows before retracting back near prior levels.
  Top contributors to performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection within the industrials and financials sectors benefited the fund's relative performance.
  Top detractors from performance relative to the MSCI All Country World (ex-US) Index:
    Stock selection and an overweight position in the communication services sector weakened relative performance.
    Stock selection within the real estate sector also weighed on the fund's relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 8/31/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	32.58%	12.95%	11.45%
A with initial sales charge (5.75%)	24.95%	11.62%	10.79%
Comparative Benchmark(s)
MSCI All Country World (ex-US) Index (net div) ∆	27.35%	9.37%	9.64%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Oct. 01, 2025
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 6,166,200,342
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 12,017,420	[37]
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 8/31/26
Net Assets ($):	6,166,200,342	Total Management Fee ($)#:	12,017,420
Total Number of Holdings:	159	Portfolio Turnover Rate (%):	38
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 8/31/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%
Issuer country weightings
Japan	13.2%
Canada	9.1%
United Kingdom	9.1%
France	7.9%
South Korea	7.7%
Taiwan	7.5%
China	7.3%
Netherlands	6.0%
Switzerland	4.6%
Other Countries	27.6%

Largest Holdings [Text Block]
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.1%
ASML Holding N.V.	2.5%
Samsung Electronics Co. Ltd.	2.4%
SK hynix, Inc.	2.1%
BNP Paribas S.A.	1.7%
Novartis AG	1.7%
Banco Bilbao Vizcaya Argentaria S.A.	1.7%
UBS Group AG	1.6%
ING Groep N.V.	1.6%
Tencent Holdings Ltd.	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.77% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Material Fund Change Expenses [Text Block]
Effective October 1, 2025, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets: 0.35% up to $5 billion; and 0.325% in excess of $5 billion.
Effective October 1, 2025, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.77% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2027.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since September 1, 2025. For more complete information, you may review the fund's prospectus as amended, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com

[1]	Includes the effect of any management fee waivers, if applicable.
[2]	Includes the effect of any management fee waivers, if applicable.
[3]	Includes the effect of any management fee waivers, if applicable.
[4]	Includes the effect of any management fee waivers, if applicable.
[5]	Includes the effect of any management fee waivers, if applicable.
[6]	Includes the effect of any management fee waivers, if applicable.
[7]	Includes the effect of any management fee waivers, if applicable.
[8]	Includes the effect of any management fee waivers, if applicable.
[9]	Includes the effect of any management fee waivers, if applicable.
[10]	Includes the effect of any management fee waivers, if applicable.
[11]	Includes the effect of any management fee waivers, if applicable.
[12]	Includes the effect of any management fee waivers, if applicable.
[13]	Includes the effect of any management fee waivers, if applicable.
[14]	Includes the effect of any management fee waivers, if applicable.
[15]	Includes the effect of any management fee waivers, if applicable.
[16]	Includes the effect of any management fee waivers, if applicable.
[17]	Includes the effect of any management fee waivers, if applicable.
[18]	Includes the effect of any management fee waivers, if applicable.
[19]	Includes the effect of any management fee waivers, if applicable.
[20]	Includes the effect of any management fee waivers, if applicable.
[21]	Includes the effect of any management fee waivers, if applicable.
[22]	Includes the effect of any management fee waivers, if applicable.
[23]	Includes the effect of any management fee waivers, if applicable.
[24]	Includes the effect of any management fee waivers, if applicable.
[25]	Includes the effect of any management fee waivers, if applicable.
[26]	Includes the effect of any management fee waivers, if applicable.
[27]	Includes the effect of any management fee waivers, if applicable.
[28]	Includes the effect of any management fee waivers, if applicable.
[29]	Includes the effect of any management fee waivers, if applicable.
[30]	Includes the effect of any management fee waivers, if applicable.
[31]	Includes the effect of any management fee waivers, if applicable.
[32]	Includes the effect of any management fee waivers, if applicable.
[33]	Includes the effect of any management fee waivers, if applicable.
[34]	Includes the effect of any management fee waivers, if applicable.
[35]	Includes the effect of any management fee waivers, if applicable.
[36]	Includes the effect of any management fee waivers, if applicable.
[37]	Includes the effect of any management fee waivers, if applicable.